UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT No. 1

to

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     0002013513

California Municipal Finance Authority (as issuer of its Municipal Certificates, Series 2026-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001795320

Central Index Key Number of underwriter (if applicable): ____________

     Mark Sherman, Vice President – (212) 723-4205

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This amendment amends the FORM ABS-15G filed on August 5, 2026 (the “Original Form ABS-15G”) (See Accession Number: 0001539497-26-002098). The sole purpose of this amendment is to notify interested parties that the Original Form ABS-15G should be disregarded. There is no new report to attach to this amendment, and there is no other change from the Original Form ABS-15G. A new FORM ABS-15G was filed on August 5, 2026 (See Accession Number: 0001539497-26-002103).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 6, 2026	CITI AFFORDABLE DEPOSITOR LLC

	By:	/s/ Mark Sherman
		Name:	Mark Sherman
		Title:	Vice President